Leases - Lessor: Investment in Operating Leases (Detail) - Investment in Operating Leases - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 2,144,574	¥ 2,006,993
Accumulated depreciation	(819,839)	(741,022)
Net	1,324,735	1,265,971
Right-of-use assets	107,742	114,268
Accrued rental receivables	31,639	28,259
Allowance for doubtful receivables on operating leases	(914)	(309)
Investment in Operating Leases	1,463,202	1,408,189
Transportation equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	1,438,621	1,364,559
Measuring and information-related equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	326,680	307,010
Real estate
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	307,338	291,917
Other
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 71,935	¥ 43,507